Consolidated statements of financial position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 103	€ 137
Leasehold improvements and equipment	2,237	2,291
Long term financial assets	3,203	3,193
Right-of-use assets	536	824
Total non-current assets	6,079	6,445
Current assets
Cash and cash equivalents	84,584	95,234
Financial assets	8,037	8,902
Trade and other receivables	2,027	1,482
Inventories	421	296
Total current assets	95,069	105,914
TOTAL ASSETS	101,148	112,359
Equity
Issued capital	845	762
Capital reserves	292,720	270,451
Fair value reserves	1,972	1,962
Accumulated deficit	(255,035)	(234,508)
Total equity	40,502	38,667
Non current liabilities
Borrowings	231	278
Contract liabilities	27,829	37,961
Lease liabilities	95	272
Total non-current liabilities	28,155	38,511
Current liabilities
Trade and other payables	6,606	10,674
Provisions	484	517
Borrowings	1,039	2,105
Lease liabilities	451	532
Contract liabilities	23,911	21,353
Total current liabilities	32,491	35,181
TOTAL EQUITY AND LIABILITIES	€ 101,148	€ 112,359